Cash and Cash Equivalents: (Tables)	3 Months Ended
Mar. 31, 2020
Cash and Cash Equivalents: (Tables) [Abstract]
Cash and Cash Equivalents:	Note 4. Cash and Cash Equivalents:
	March 31,	December 31,
	2020	2019
Bank deposits	$55,717,328	$31,499,893
Short term investments	8,000,000	30,322,244
Total	$63,717,328	$61,822,137